COST OF REVENUES	12 Months Ended
Dec. 31, 2022
Disclosure Of Cost Of Revenues [Abstract]
COST OF REVENUES

NOTE 19 - COST OF REVENUES

	For the year ended December 31,
	2022	2021	2020
	US Dollars in thousands
Cost of integrated POS devices sales	62,872	40,165	24,825
Cost of recurring revenue	50,604	30,805	16,778
	113,476	70,970	41,603

As of the periods ended December 31, 2022, 2021 and 2020 , cost of revenue includes employee related costs and share based compensation in the amount of $6,352 thousand, $4,058 thousand and $2,135 thousand, respectively.